Offerings - Offering: 1	Nov. 05, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value of $0.001 per share, issuable pursuant to the Registrant's Amended and Restated 2013 Performance Incentive Plan
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	24.91
Maximum Aggregate Offering Price	$ 74,730,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 11,441.16
Offering Note	(1) This Registration Statement covers, in addition to the number of ordinary shares of Norwegian Cruise Line Holdings Ltd., a company organized under the laws of Bermuda (the "Company" or the "Registrant"), par value $0.001 per share (the "Ordinary Shares"), stated above, options and other rights to purchase or acquire the Ordinary Shares covered by this Registration Statement and, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), an additional indeterminate number of shares, options and rights that may be offered or issued pursuant to Norwegian Cruise Line Holdings Ltd. Amended and Restated 2013 Performance Incentive Plan (the "Plan") as a result of one or more adjustments under the Plan to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act. The offering price per share and the aggregate offering price are based upon the average of the high and low prices of the Registrant's Ordinary Shares as reported on the New York Stock Exchange on November 4, 2024, in accordance with Rule 457(c) of the Securities Act.